Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — March 31, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 67.7%
2,671
Cadre Holdings Inc. ................................
$ 79,088
1,448
Crane Co. ................................................
221,805

Elbit Systems Ltd. ...................................
81,340

General Dynamics Corp. ........................
100,855
1,058
General Electric Co. ................................
211,759
952
HEICO Corp. ...........................................
254,365
5,530
Hexcel Corp. ...........................................
302,823
2,516
Howmet Aerospace Inc. ..........................
326,401
10,000
Innovative Solutions and Support Inc.† ..
62,900
100
Karman Holdings Inc.† ...........................
3,342
2,960
Kratos Defense & Security Solutions
Inc.† ....................................................
87,882
824
L3Harris Technologies Inc. ......................
172,471
1,142
Leidos Holdings Inc. ...............................
154,101
2,644
Leonardo DRS Inc. .................................
86,935
628
Lockheed Martin Corp. ...........................
280,534
8,342
Mercury Systems Inc.† ...........................
359,457
2,505
Mynaric Agnamens Aktien O N, ADR† ...

Northrop Grumman Corp. .......................
216,068
4,018
Park Aerospace Corp. ............................
54,042
11,071
Redwire Corp.† .......................................
91,778
2,114
RTX Corp. ...............................................
280,020
12,052
Spirit AeroSystems Holdings Inc., Cl. A†
415,312
2,252
Textron Inc. .............................................
162,707
2,538
The Boeing Co.† .....................................
432,856
7,718
Triumph Group Inc.† ...............................
195,574
4,634,791
Aviation: Parts and Services – 31.1%
1,676
AAR Corp.† ............................................
93,839
1,692
Albany International Corp., Cl. A ............
116,816
7,326
Astronics Corp.† .....................................
177,069
3,000
ATI Inc.† ..................................................
156,090

Carpenter Technology Corp. ...................
108,708

Curtiss-Wright Corp. ...............................
265,238
5,264
Ducommun Inc.† ....................................
305,470
1,568
Honeywell International Inc. ....................
332,024
1,956
Moog Inc., Cl. A ......................................
339,073
1,290
Woodward Inc. ........................................
235,412
2,129,739
Computer Software and Services – 1.2%
1,000
Palantir Technologies Inc., Cl. A† ...........
84,400
TOTAL INVESTMENTS — 100.0%
(cost $5,439,619) ....................................
$ 6,848,930
† Non-income producing security.
ADR    American Depositary Receipt